Risk Management - Summary of Sensitivity Analysis for Electricity Rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Increase (decrease) of profit before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 661,990	₩ 573,086
1% Decrease		(661,990)	(573,086)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	661,990	573,086
1% Decrease	[1]	₩ (661,990)	₩ (573,086)

[1]	The effect on the equity excluding the impact of income taxes.